COMMON STOCK AND STOCK INCENTIVE PLANS - Intrinsic Value (Details) - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2018 $ / shares
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 2.27
Weighted average remaining contractual life of options exercisable	1 year 29 days
Weighted average remaining contractual life of options expected to vest	4 years 29 days